EQUITY	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Equity
NOTE 7 – Equity:

Share repurchase program

In December 2010, Teva's board of directors authorized the Company to repurchase up to an aggregate of $1 billion of its ordinary shares/ADSs over a period of 12 months.

In December 2011, Teva's board of directors authorized the Company to repurchase up to an aggregate of $3 billion of its ordinary shares/ADSs. This repurchase authorization has no time limit.

The following table summarizes the shares which were repurchased and the amount Teva spent on these repurchases:

	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
	(in millions)
Amount spent on shares repurchased	$134	$95	$667	$495
Number of shares repurchased	3.5	2.0	15.4	9.9